INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefits)

	Years ended December 31,
	2011	2012	2013

Current income tax expense	$1,495	$7	$1,019
Deferred income tax (benefit) expense	(855)	913	(8,472)
Total Income tax (benefits) expenses	$640	$920	$(7,453)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2012	2013

Current deferred tax assets
Provision for doubtful accounts	$836	$484
Accrued payroll and welfare	1,980	1,763
Accrued liabilities-current	—	1,894
Excessive advertising fees	1	—
Intangible assets amortization	25	52
Less valuation allowance	(2,842)	(3,565)
Current deferred tax assets, net	$—	$628

Non-current deferred tax assets
Accrued Liabilities-non-current	$88	$56
Excessive advertising fee-non-current	2,296	791
Net operating loss carry forwards	24,309	42,606
Less valuation allowance	(26,693)	(35,855)
Non-current deferred tax assets, net	$—	$7,598

Non-current deferred tax liabilities Intangible assets	$(6,564)	$(6,489)
Non-current deferred tax liabilities, net	$(6,564)	$(6,489)

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2011	2012	2013

Income (loss) before provision of income tax	$65,368	$(39,151)	$(67,457)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	16,342	(9,788)	(16,864)
Taxable deemed interest income from inter-company interest-free loans	177	1,896	4,470
Non-deductible loss and other expenses not deductible for tax purposes	(5,304)	8,599	3,383
Effect of income tax exemption of the Company in the Cayman Islands	(17,750)	(5,060)	(3,926)
Effect of tax holidays	(4,172)	(9,846)	(3,491)
Changes in valuation allowance	11,347	15,119	8,975

Income tax (benefits) expenses	$640	$920	$(7,453)

Schedule of income taxes provision and net income (loss) per share, if the tax exemption granted to the Group's subsidiaries, VIEs and VIEs' subsidiaries, since 2009 had not been available

	Years ended December 31,
	2011	2012	2013

Provision for income taxes expenses	$4,812	$10,766	$(3,962)
Net income (loss) per ordinary share from continuing operations attributable to Renren Inc. shareholders
— basic	$0.05	$(0.07)	$0.05
— diluted	$0.04	$(0.07)	$0.05